ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable
Accrued payables	$ 106,222	$ 84,286
Accounts payable - trade	260,786	113,609
Total accounts payable	$ 367,008	$ 197,895